Annual Operating Expenses {- Fidelity Government Income Fund} - 08.31 Fidelity Government Income Fund AMCIZ PRO-10 - Fidelity Government Income Fund	Oct. 30, 2020
Fidelity Advisor Government Income Fund: Class A
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual operating expenses	0.77%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	0.77%
Fidelity Advisor Government Income Fund: Class M
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.21%
Total annual operating expenses	0.76%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	0.76%
Fidelity Advisor Government Income Fund: Class C
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.24%
Total annual operating expenses	1.54%	[1]
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	1.54%	[1]
Fidelity Advisor Government Income Fund: Class I
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.49%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	0.49%
Fidelity Advisor Government Income Fund: Class Z
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.40%
Fee waiver and/or expense reimbursement	0.04%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.36%

[1]

(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

[2]

(b)Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.36% (the Expense Cap). If at any time during the current fiscal year expenses for Class Z of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2021. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.